Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	68 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024 [2]
Capital Group Central Cash Fund - Class M
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Capital Group Central Cash Fund — Class M
Average Annual Return, Percent	[1]	5.48%	2.44%	2.44%
USTREAS T-Bill Auction Ave 3 Mon [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		USTREAS T-Bill Auction Ave 3 Mon
Average Annual Return, Percent	[3]	5.45%	2.53%	2.52%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class M shares were first offered on February 22, 2019.
[3]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Morningstar.